[Logo]  M F S(R)
INVESTMENT MANAGEMENT
  We invented the mutual Fund(R)




MFS(R) MUNICIPAL
HIGH INCOME FUND

SEMIANNUAL REPORT o JULY 31, 1998



                                [Graphic Omitted]

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review and Outlook .............................................  4
Performance Summary .......................................................  7
Portfolio of Investments ..................................................  9
Financial Statements ...................................................... 25
Notes to Financial Statements ............................................. 31
Trustees and Officers ..................................................... 37

   HIGHLIGHTS

o FOR THE SIX MONTHS ENDED JULY 31, 1998, CLASS A SHARES OF THE FUND PROVIDED A TOTAL RETURN AT NET ASSET VALUE OF 2.06%, WHILE CLASS B SHARES RETURNED 1.50%. (SEE PERFORMANCE SUMMARY FOR MORE INFORMATION. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.)

o THE FUND CONTINUES TO FOCUS ON PROVIDING AN ABOVE-AVERAGE SUSTAINABLE DIVIDEND YIELD OVER THE LONG TERM WHILE, AT THE SAME TIME, RESTRICTING THE VOLATILITY ASSOCIATED WITH MORE-AGGRESSIVE HIGH-INCOME FUNDS.

o    WE ARE FINDING PARTICULARLY STRONG VALUE IN THE HEALTH CARE AND HOUSING
     SECTORS.

o THE FUND HAS BENEFITED FROM THE ROBUST DEMAND FOR HIGH-INCOME INVESTMENTS AND FROM A FAVORABLE INTEREST-RATE SCENARIO.

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NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
-------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

----------------------------


[Photo of Jeffrey L. Shames]


----------------------------
      Jeffrey L. Shames

Dear Shareholders:
Although the U.S. stock market has enjoyed several years of double-digit advances, this summer's volatility shows the necessity of taking a cautious outlook. By most commonly accepted measures, equity valuations appear to have risen to a point at which stock prices have become more vulnerable to changes in the investment environment such as rising inflation and interest rates, a slowing economy, or -- as we have seen recently -- earnings disappointments. As a result, while we continue to hold a favorable long-term outlook for the equity markets, we also believe that a significant market correction would be a healthy near-term event.

Currently, equity investors seem to be primarily focused on the slowdown in corporate earnings. In the second quarter, average earnings growth for companies in the Standard & Poor's 500 Composite Index (the S&P 500), a popular, unmanaged index of common stock total return performance, was about 3%, well below what people were expecting a year ago. As a result, the stock market has begun to retreat from the record-high levels set in mid-July. This retreat may help correct some of the overvaluations that have been building in the market for some time. Prior to July, equity prices had continued to rise without a corresponding increase in corporate earnings. As a result, price-to-earnings (P/E) ratios, or the amount investors paid for stocks in relation to companies' earnings per share, also went up. A year ago this July, the average P/E ratio for stocks in the S&P 500 stood at approximately 23; this July, the average P/E ratio was some 20% higher, at about 28. If this summer's downturn helps create more reasonable valuations, we believe the correction could provide a sounder long-term foundation for the equity markets. On another positive note, interest rates have been relatively stable for several months as inflation has remained low. In an environment of low interest rates, stocks become more attractive than most fixed-income investments, while low inflation helps control companies' costs.

As long as interest rates remain low and the economy continues to grow, we expect stock prices to advance over the next 12 months in line with corporate earnings, that is, about 8% to 10%. However, just as no one can predict market cycles, so too no one can predict economic cycles -- except to say that these cycles do exist and that an economic slowdown at some point is inevitable.

Internationally, the economic turmoil in Asia continues to be a concern to us, and we believe the United States has yet to see the full impact of this crisis. There have been brief periods of improvement in a few countries but, for the most part, the region's economies are still very weak and the situation could turn worse before getting better. While the crisis has affected all countries in Asia, Japan was the major factor behind the turmoil as excesses in its banking and real estate sectors led to severe currency problems. Although Japan now has a new government, questions remain about the nation's commitment to ending the loan crisis and reforming its banking system. At the same time, the Asian turmoil has had the beneficial effect of moderating U.S. growth and keeping inflation in check, which has helped establish a favorable interest-rate environment.

Countering the situation in Asia has been the growing strength of European economies, although European equity markets have also seen some volatility this summer. But as these countries move toward economic union, they have benefited from a convergence of interest rates to lower levels, a rapid expansion of manufacturing and service businesses, and an increasingly strong consumer sector. This has helped American exporters offset some of their Asian losses, while providing investment opportunities in developed and emerging European markets.

Given the uncertainty arising from these conflicting developments, we believe it is prudent to remind investors of the need to take a long-term view and to diversify their investments across a range of asset classes. This includes portfolios that focus on bond and international investments as well as on the U.S. stock market. At MFS, we also believe our commitment to original, company-by-company research gives us an advantage, by helping us find companies that we think can keep growing or gain market share during periods of market turmoil. To help fulfill this commitment, and to provide the broadest possible coverage of industry sectors and individual companies, MFS continues to increase its number of full-time research analysts. These analysts thoroughly investigate each company's earnings potential and position in its industry as well as the overall prospects for that industry.

MFS also uses active portfolio management on the fixed-income side, taking advantage of our extensive research and credit analysis to help reduce the potential for price declines and enhance the opportunity for appreciation. Every year, both fixed-income and equity managers meet with thousands of credit issuers and companies. They also attend many presentations, closely follow sources of industry research, and keep track of competitors.

We believe that applying this discipline of thorough, bottom-up research to both the equity and fixed-income markets is the best way to provide favorable long-term performance for our shareholders -- regardless of changes in the overall market environment.

We appreciate your support and welcome any questions or comments you may have.

Respectfully,

/s/ Jeffrey L. Shames
    Jeffrey L. Shames
    Chairman and Chief Executive Officer
    MFS Investment Management(R)

    August 14, 1998

MANAGEMENT REVIEW AND OUTLOOK

[Photo of Michael Roberge]
      Michael Roberge

For the six months ended July 31, 1998, Class A shares of the Fund provided a total return of 2.06%, while Class B shares returned 1.50%. These returns, which include the reinvestment of distributions but exclude the effects of any sales charges, compare to a 1.89% return for the Lehman Brothers Municipal Bond Index (the Lehman Index) over the same period. While the Fund outperformed the Lehman Index, it is important to note that this index is an unmanaged one of investment-grade municipal bonds rated "Baa" or higher, while the Fund primarily invests in lower-quality municipal issues rated "Baa" or below.

Q. COULD YOU DISCUSS YOUR INVESTMENT PHILOSOPHY?

A. The Fund's objective is to achieve sustainable high current income. Sustainability is key here. We don't necessarily look for the highest possible yield, as that would entail taking on more risk. We invest in companies and projects that will provide investors with above-average yield over time, with more stable dividends than those of an aggressive income fund.

Q. HOW HAVE MUNICIPAL BONDS, IN GENERAL, PERFORMED OVER THE PAST SIX MONTHS?

A. Municipals, in comparison to Treasury bonds, have been relatively cheap through the entire year. The combination of low inflation and global economic concerns have driven Treasury rates to historic lows. These lower rates have led to a dramatic surge in municipal issuance, which has created significant supply pressure for the municipal market. Municipals have traded as cheaply as 91% of Treasuries, a level not seen since concerns about a flat-tax, which would have destroyed municipal bonds' tax advantages, in 1995. We believe that municipals are currently undervalued and provide a favorable buying opportunity for investors.

Q. HOW IS THIS FUND DIFFERENT FROM OTHER MUNICIPAL HIGH-INCOME BOND FUNDS?

A. In addition to the Fund's ability to provide a good return with relatively low volatility, MFS(R) Original Research(SM) is a key differentiator. Before we invest in any nonrated bonds, and many investment-grade bonds, our analysts conduct onsite reviews of a given project and hold one-on-one meetings with managements to get an understanding of the investment from both a credit and a value perspective. We also employ sophisticated quantitative analysis in order to minimize interest rate risk and lower portfolio volatility.

Q. WHAT WERE SOME OF THE FACTORS DRIVING PERFORMANCE IN THE HIGH-INCOME ARENA OVER THE PAST SIX MONTHS?

A. Currently, relative yields on high-grade investments are low, with 30-year "AAA" yields slightly below 5.0%. This has resulted in strong demand for bonds with higher yields, which has caused the spread between higher-quality and lower-quality bonds to narrow considerably. The Fund, like other high-yield funds, has benefited from the appreciation of its holdings in these lower-rated securities. Furthermore, the aforementioned underperformance of municipals relative to Treasuries has meant that an investors' total return on municipals has been driven more by yield than by capital appreciation. This has favored income oriented funds such as this one.

Q. WHAT SECTORS ARE PARTICULARLY ATTRACTIVE TO YOU NOW?

A. We favor sectors of the market that offer more essential services and are less sensitive to economic cycles. Health care and housing are two particular sectors that fulfill this objective. As the population ages, demand for health care services is increasing, thereby providing solid support for projects that provide these services. Likewise, as the population grows, housing needs are increasing faster in some areas of the country than the available stock of housing, providing solid demand for multi-family housing projects. However, not all investments are created equal in these areas, so our research plays an important role in determining the optimum risk/reward scenario for each potential investment.

Q. WHAT IS THE CURRENT INVESTMENT CLIMATE FOR MUNICIPAL BOND INVESTING?

A. We feel that the environment for municipal bonds, in particular high-income bonds, is very good right now. Municipal bonds are as cheap as at any time in the past 10 years. Also, the primary risk of the Fund is credit risk and we view the economic environment to support moderate growth and continued subdued inflation, which will help provide stable returns for the Fund. We see no signs of the types of recessionary pressures that could impact the Fund.

/s/ Michael Roberge

    Michael Roberge
    Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

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PORTFOLIO MANAGER'S PROFILE
-------------------------------------------------------------------------------

MICHAEL ROBERGE IS VICE PRESIDENT OF MFS INVESTMENT MANAGEMENT(R) AND PORTFOLIO MANAGER OF MFS(R) MUNICIPAL HIGH INCOME FUND AND MFS(R) MUNICIPAL INCOME TRUST.

MR. ROBERGE JOINED MFS IN 1996 AS A CREDIT ANALYST IN THE MUNICIPAL FIXED INCOME DEPARTMENT AND WAS NAMED PORTFOLIO MANAGER IN DECEMBER 1997. PRIOR TO JOINING MFS, HE WORKED AS A MUNICIPAL CREDIT ANALYST AND PORTFOLIO MANAGER WITH ANOTHER MAJOR MUTUAL FUND FIRM. BEFORE THAT, HE WAS A CREDIT ANALYST WITH MOODY'S INVESTORS SERVICES, INC.

MR. ROBERGE IS A 1990 GRADUATE OF BEMIDJI STATE UNIVERSITY AND EARNED AN M.B.A. FROM HOFSTRA UNIVERSITY IN 1992. HE IS A CERTIFIED FINANCIAL ANALYST AND MEMBER OF THE BOSTON MUNICIPAL ANALYSTS FORUM AND THE NATIONAL FEDERATION OF MUNICIPAL ANALYSTS.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including the exchange privilege and all charges and expenses, for any other MFS product is available from your financial adviser, or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

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FUND FACTS
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OBJECTIVE:                  SEEKS HIGH CURRENT INCOME EXEMPT FROM FEDERAL
                            INCOME TAXES.

COMMENCEMENT OF
INVESTMENT OPERATIONS:      FEBRUARY 24, 1984

CLASS INCEPTION:            CLASS A  FEBRUARY 24, 1984
                            CLASS B  SEPTEMBER 7, 1993

SIZE:                       $1.4 BILLION NET ASSETS AS OF JULY 31, 1998

PERFORMANCE SUMMARY

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Investment results reflect the percentage change in net asset value, including reinvestment of dividends.

AVERAGE ANNUAL AND CUMULATIVE TOTAL RATES OF RETURN
THROUGH JULY 31, 1998

CLASS A
                                                    6 Months      1 Year      3 Years      5 Years   10 Years/Life
--------------------------------------------------------------------------------------------------------------------
Cumulative Total Return                               +2.06%      +7.26%      +23.85%      +36.37%        +107.45%
--------------------------------------------------------------------------------------------------------------------
Average Annual Total Return                             --        +7.26%      + 7.39%      + 6.40%        +  7.57%
--------------------------------------------------------------------------------------------------------------------
SEC Results                                          --           +2.16%      + 5.66%      + 5.37%        +  7.04%
--------------------------------------------------------------------------------------------------------------------

CLASS B
                                                    6 Months      1 Year      3 Years      5 Years   10 Years/Life
--------------------------------------------------------------------------------------------------------------------
Cumulative Total Return                               +1.50%      +6.21%      +20.46%      +30.02%        + 97.64%
--------------------------------------------------------------------------------------------------------------------
Average Annual Total Return                             --        +6.21%      + 6.40%      + 5.39%        +  7.05%
--------------------------------------------------------------------------------------------------------------------
SEC Results                                             --        +2.21%      + 5.51%      + 5.06%        +  7.05%
--------------------------------------------------------------------------------------------------------------------

NOTES TO PERFORMANCE SUMMARY

Class A share ("A") SEC results include the maximum 4.75% sales charge. Class B share ("B") SEC results reflect the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%.

B results include the performance and the operating expenses (e.g., Rule 12b-1 fees) of A for periods prior to the inception of B. Because operating expenses of A are lower than those of B, B performance generally would have been lower than A performance. The A performance included within the B SEC performance has been adjusted to reflect the CDSC generally applicable to B rather than the initial sales charge generally applicable to A.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Subsidies and waivers may be rescinded at any time. See the prospectus for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

A small portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

PORTFOLIO CONCENTRATION AS OF JULY 31, 1998

QUALITY RATINGS

"A"                            4.3%
"AA"                           7.7%
"AAA"                         22.0%
"B"                            2.8%
"BB"                           5.2%
"BBB"                         23.7%
Not Rated                     33.8%
Other                          0.5%

PORTFOLIO OF INVESTMENTS (Unaudited) - July 31, 1998

Municipal Bonds - 98.5%
--------------------------------------------------------------------------------------------------------
                                                                      PRINCIPAL AMOUNT
ISSUER                                                                    (000 OMITTED)         VALUE
--------------------------------------------------------------------------------------------------------
General Obligation - 3.3%
  Chicago, IL, FGIC, 5.125s, 2025                                             $  5,000    $    4,904,700
  District of Columbia, 6s, 2026                                                 5,000         5,247,250
  Markham, IL, 9s, 2012                                                          2,670         2,710,050
  New York City, NY, 6.875s, 2003                                                  120           131,136
  New York City, NY, 7.1s, 2011                                                    120           130,940
  New York City, NY, 5.875s, 2024                                                7,000         7,394,800
  New York City, NY, 6.125s, 2025                                                3,675         3,944,966
  New York City, NY, 6.125s, 2025                                                8,000         8,638,160
  New York City, NY, 5.5s, 2037                                                  5,000         5,064,650
  New York City, NY, FSA, 7s, 2022                                                  70            76,681
  Orleans Parish, LA, School Board, FGIC, 0s, 2015                               9,860         4,176,301
  Texas Veteran Housing Assistance Program, 7s, 2025                             1,330         1,440,310
  Ukiah, CA, Unified School District, FGIC, 0s, 2017                             4,795         1,789,638
  Ukiah, CA, Unified School District, FGIC, 0s, 2018                             4,085         1,447,520
  West Warwick, RI, 7.3s, 2008                                                     200           220,120
  West Warwick, RI, 7.45s, 2013                                                    570           638,571
                                                                                          --------------
                                                                                          $   47,955,793
--------------------------------------------------------------------------------------------------------
State and Local Appropriation - 0.5%
  District of Columbia, Certificates of Participation, 7.3s, 2013             $  2,500    $    2,807,325
  New York Dormitory Authority Rev. (St. Clare's Hospital), 5.3s, 2019           2,000         1,987,560
  New York Dormitory Authority Rev. (Wyckoff Heights Medical Center),
    5.3s, 2021                                                                   1,000           993,460
  South Tucson, AZ, Municipal Property Corp., 8.75s, 2010                          865           920,680
                                                                                          --------------
                                                                                          $    6,709,025
--------------------------------------------------------------------------------------------------------
Refunded and Special Obligations - 20.6%
  Arapahoe County, CO, Capital Improvement, Highway Rev., 0s, 2015            $ 76,375    $   27,105,487
  Arapahoe County, CO, Capital Improvement, Highway Rev., 0s, 2026              69,000        10,508,010
  Austin, TX, Utilities System Rev., 10.75s, 2000                                1,780         1,988,865
  Clermont County, OH, Hospital Facilities Rev. (Mercy
    Health Systems), AMBAC, MVRICs, 9.441s, 2021(++)                             1,300         1,541,618
  Colorado Health Facilities Authority, Retirement
    Facilities Rev. (Liberty Heights), 0s, 2022                                  6,850         1,881,695
  Colorado Health Facilities Authority, Retirement
    Facilities Rev. (Liberty Heights), 0s, 2024                                 29,295         7,223,268
  Colquitt County, GA, Development Authority Rev.,"A", 0s, 2021                  7,270         1,995,906
  Colquitt County, GA, Development Authority Rev.,"C", 0s, 2021                  4,250         1,166,795
  Daphne, AL, Special Care Facilities Financing
    Authority (1st Mortgage Rev.), 0s, 2008                                     89,975        56,745,433
  Daphne, AL, Special Care Facilities Financing
    Authority (2nd Mortgage Rev.), 0s, 2008                                      4,500         2,838,060
  Daphne, AL, Special Care Facilities Financing
    Authority (Presbyterian), 0s, 2008                                          48,475         8,676,055
  Denver, CO, City & County Airport Rev., 8.875s, 2012                           1,325         1,538,034
  Denver, CO, City & County Airport Rev., 7.75s, 2021                              425           478,826
  Denver, CO, City & County Airport Rev., 8.5s, 2023                               255           284,378
  Denver, CO, City & County Airport Rev., 8.75s, 2023                            1,530         1,770,195
  Denver, CO, City & County Airport Rev., 8s, 2025                                 100           110,443
  Desert Hospital District, CA, Hospital Rev. (Desert
    Hospital Corp.), 8.914s, 2020(++)                                            4,000         4,767,480
  District of Columbia, Hospital Rev. (Washington
    Hospital), 7.125s, 2019                                                      1,750         1,962,573
  Doylestown, PA, Hospital Authority (Doylestown Hospital), 7.2s, 2023           2,200         2,525,600
  Fairfax County, VA, Redevelopment & Housing Authority
    (Little River Glen), 8.95s, 2020                                             1,990         2,113,121
  Hannibal, MO, Industrial Development Authority
    (Hannibal Regional Healthcare), 9.5s, 2022+                                  3,000         3,554,250
  Illinois Development Finance Authority, Retirement
    Housing Rev., 0s, 2023                                                      30,000         7,508,700
  Illinois Development Finance Authority, Retirement
    Housing Rev. (Regency Park), ETM, 0s, 2025                                   8,050         1,714,730
  Illinois Health Facilities Rev. (Memorial Hospital-
    Woodstock), 7.25s, 2022                                                      1,500         1,685,100
  Jefferson County, OH, 7.125s, 2019                                             8,660        10,308,951
  Jenks Township, PA, Municipal Authority Rev., 8s, 2018                         4,650         5,466,400
  Maine Health & Higher Education Facilities Authority
    (St. Mary's General Hospital), 8.625s, 1999                                  5,140         5,464,899
  Massachusetts Health & Education Facilities Authority
    (Fairview Extended Care Facility), 10.25s, 2021                              3,000         3,503,760
  Massachusetts Industrial Finance Agency (Glenmeadow
    Retirement Community), 8.375s, 2018                                          2,300         2,913,571
  Massachusetts Industrial Finance Agency (Glenmeadow
    Retirement Community), 8.625s, 2026                                          3,520         4,514,893
  Massachusetts Industrial Finance Agency, Tunnel Rev
    (Mass. Turnpike), 9s, 2020                                                  10,895        12,220,486
  Mesa County, CO, Residual Rev., 0s, 2003                                      25,125         8,869,125
  Mississippi Hospital Equipment & Facilities Authority
    Rev. (Rush Medical Foundation), 8.75s, 2001                                  2,800         3,152,884
  New Lenox, IL, Community Park Development Authority, 8.25s, 2004               4,205         5,138,931
  New York City, NY, 6.875s, 2003                                                  880           970,086
  New York City, NY, 7.1s, 2011                                                    880           976,457
  New York City, NY, 6.125s, 2025                                                1,325         1,483,814
  New York City, NY, FSA, 7s, 2022                                               1,630         1,806,236
  New York Local Government Assistance Corp., 7s, 2001                             800           875,304
  Prince William County, VA, Industrial Development
    Authority, Residential Care Facility (Westminster
    at Lake Ridge), 10s, 2022                                                    3,500         4,204,620
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2005                                             1,500         1,138,605
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2007                                             4,000         2,751,720
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2008                                             5,400         3,536,838
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2011                                            13,400         7,351,106
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2028                                            13,450         2,930,217
  South Carolina Public Service Authority (Santee
    Coop), 7.1s, 2001                                                            2,000         2,204,020
  Spirit Lake, IA, Industrial Development Rev. (Crystal
    Tips, Inc.), 0s, 2008                                                        4,583         6,284,755
  Telluride, CO, Gondola Transit Co., 11.5s, 2012                                5,025         8,066,884
  Texas Turnpike Authority (Houston Ship Channel
    Bridge), 12.625s, 2002                                                      21,090        27,767,516
  Virgin Islands Public Financing Authority, 7.25s, 2018                         2,000         2,278,700
  Walton, GA, Industrial Development Rev. (Ultima
    Rubber Products), 10s, 2010                                                  4,075         4,572,069
  Washington Public Power Supply System Rev. (Nuclear
    Project#1), 14.375s, 2001                                                      600           693,234
  Washington, GA, Wilkes Payroll Development Authority
    Rev., 0s, 2021                                                               8,000         2,196,320
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 1999                                                     80            82,248
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2000                                                     85            90,236
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2001                                                     95           103,536
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2002                                                    115           128,415
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2003                                                    130           148,548
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2004                                                    150           173,871
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2005                                                    165           191,258
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2010                                                    235           272,398
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2011                                                    250           289,785
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2013                                                    290           336,151
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2015                                                    335           388,312
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2016                                                    360           417,290
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2017                                                    390           452,064
                                                                                          --------------
                                                                                          $  298,401,135
--------------------------------------------------------------------------------------------------------
Airport and Port Revenue - 7.9%
  California Statewide Community Development Authority
    Lease Rev. (United Airlines), 5.7s, 2033                                  $  5,000    $    5,088,400
  Charlotte, NC, Special Facilities Rev. (Charlotte
    Douglas International Airport), 5.6s, 2027                                   5,000         4,944,750
  Chicago, IL, O'Hare International Airport, Special
    Facilities Rev. (United Airlines), 8.4s, 2018                                2,575         2,718,119
  Chicago, IL, O'Hare International Airport, Special
    Facilites Rev. (United Airlines), 8.5s, 2018                                 4,500         4,866,390
  Chicago, IL, O'Hare International Airport, Special
    Facilities Rev. (United Airlines), 8.85s, 2018                               5,730         6,386,543
  Cleveland, OH, Airport Special Facilities Rev
    (Continental Airlines), 9s, 2019                                             9,120         9,886,171
  Dallas-Fort Worth, TX, International Airport Facility
    Improvement Corp. (Delta), 7.625s, 2021                                      4,500         4,963,815
  Denver, CO, City & County Airport Rev., 8.875s, 2012                           3,675         4,209,639
  Denver, CO, City & County Airport Rev., 7.75s, 2021                            1,625         1,802,710
  Denver, CO, City & County Airport Rev., 8.5s, 2023                             2,695         2,966,872
  Denver, CO, City & County Airport Rev., 8.75s, 2023                            4,240         4,839,493
  Denver, CO, City & County Airport Rev., 8s, 2025                               1,040         1,133,798
  Denver, CO, City & County Airport Rev., 6.875s, 2032                           7,130         7,726,995
  Fulton County, GA, Development Authority (Development
    Authority), 5.3s, 2013                                                       1,000           999,520
  Hillsborough County, FL, Aviation Authority Rev. (US Air), 8.6s, 2022          4,275         4,834,170
  Kenton County, KY, Airport Board Special Facilities
    (Delta Airlines), 7.5s, 2020                                                16,570        18,238,433
  Massachusetts Turnpike Authority, Metropolitan
    Highway System Rev., MBIA, 0s, 2025                                          4,045         1,019,138
  Port Authority, NY (JFK International Air Terminal), MBIA, 5.75s, 2022         7,000         7,335,300
  Tulsa, OK, Municipal Airport Trust Rev. (American
    Airlines), 7.375s, 2020                                                      4,000         4,310,680
  Tulsa, OK, Municipal Airport Trust Rev. (American
    Airlines), 7.6s, 2030                                                       14,210        15,562,934
                                                                                          --------------
                                                                                          $  113,833,870
--------------------------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 9.4%
  Alaska Industrial Development & Export Authority,
    Power Rev. (Upper Lynn Canal Regional Power), 5.875s, 2032                $  1,800    $    1,791,090
  Clark County, NV, Industrial Development Rev. (Nevada
    Power Co.), 5.6s, 2030                                                      10,000         9,957,000
  Clark County, NV, Industrial Development Rev. (Nevada
    Power Co.), 5.9s, 2032                                                       9,000         9,118,890
  Clark County, NV, Industrial Development Rev. (Nevada
    Power Co.), FGIC, 6.7s, 2022                                                 4,000         4,347,920
  Farmington, NM, Pollution Control Rev. (Tucson
    Electric Power Co.), 6.95s, 2020                                             3,000         3,356,820
  Long Island, NY, Power Authority Rev., FSA, 5.125s, 2022                       3,000         2,952,930
  Midland, MI, Environmental Development Authority,
    Pollution Control Rev. (Midland Cogeneration), 9.5s, 2009                    4,500         4,917,285
  Municipal Electric Authority, GA, Project#1, AMBAC, 7.882s, 2022(++)           9,900        11,204,325
  New Hampshire Business Finance Authority, Pollution
    Control Rev. (United Illuminating Co.), 5.875s, 2033                         2,985         3,034,133
  New Jersey Economic Development Authority (Vineland
    Cogeneration), 7.875s, 2019                                                  7,550         8,320,855
  New York City, NY, Industrial Development Rev
    (Brooklyn Navy Yard Cogeneration Partners), 5.65s, 2028                      7,000         7,070,420
  New York Research and Development Authority,
    Electrical Facilities Rev. (Consolidated Edison),
    AMBAC, 7.5s, 2026                                                            4,750         5,004,933
  New York Research and Development Authority, Electrical Facilities
    Rev. (Long Island Lighting), 7.15s, 2019                                     1,650         1,800,464
  New York Research and Development Authority,
    Electrical Facilities Rev. (Long Island Lighting), 7.15s, 2022               6,050         6,601,699
  Ohio Water Development, Pollution Control Rev
    (Cleveland Electric), 8s, 2023                                               4,700         5,361,572
  Pennsylvania Economic Development Financing
    Authority, Resources Recovery Rev., 6.5s, 2013                               2,300         2,439,633
  Pennsylvania Economic Development Financing
    Authority, Resources Recovery Rev., 6.6s, 2019                               5,000         5,308,650
  Pima County, AZ, Industrial Development Authority
    (Tuscon Electric Power Co.), 6s, 2029                                       16,000        16,120,960
  Pittsylvania County, VA, Industrial Development
    Authority, 7.55s, 2019                                                      10,000        11,015,400
  Southern California Public Power Authority,
    Transmission Project Rev., RIBS, 7.893s, 2012(++)                            7,850         8,897,818
  West Feliciana Parish, LA, Pollution Control Rev
    (Gulf States Utilities Co.), 5.8s, 2015                                      1,000         1,011,560
  West Feliciana Parish, LA, Pollution Control Rev
    (Gulf States Utilities Co.), 9s, 2015                                        2,500         2,743,675
  West Feliciana Parish, LA, Pollution Control Rev
    (Gulf States Utilities Co.), 8s, 2024                                        4,000         4,249,560
                                                                                          --------------
                                                                                          $  136,627,592
--------------------------------------------------------------------------------------------------------
Health Care Revenue - 16.6%
  Arkansas Development Finance Authority, Economic
    Development Rev. (Southwest Homes), 10.8s, 2018                           $    945    $      974,342
  Baltimore County, MD, Nursing Facility Mortgage Rev
    (Eastpoint Rehabilation & Nursing Center), 6.75s, 2028                       1,250         1,234,388
  Bell County, TX, Health Facilities Development Corp.
    (Advanced Living Technology), 7.25s, 2001                                      215           212,214
  Bell County, TX, Health Facilities Development Corp.
    (Advanced Living Technology), 7.75s, 2006                                      395           383,577
  Bell County, TX, Health Facilities Development Corp.
    (Advanced Living Technology), 8.125s, 2016                                   1,420         1,355,745
  Bell County, TX, Health Facilities Development Corp.
    (Advanced Living Technology), 8.5s, 2026                                     3,150         2,999,461
  Bell County, TX, Health Facilities Development Corp.
    (Kings Daughters Hospital), 9.25s, 2008                                      1,075         1,145,799
  Berlin, MD, Hospital Rev. (Atlantic General Hospital), 8.375s, 2022            1,327         1,427,359
  Brevard County, FL, Health Facilites Authority
    (Beverly Enterprises), 10s, 2010                                             1,245         1,366,051
  Cambria County, PA, Industrial Development Authority
    (Beverly Enterprises), 10s, 2012                                             1,020         1,341,453
  Cheneyville, LA, Westside Habilitation Center, 8.375s, 2013                    5,900         6,489,292
  Chester County, PA, Health & Education Facilities
    Authority (Jefferson Health Systems), 5.375s, 2027                           5,000         5,008,450
  Chester County, PA, Industrial Development Authority
    (RHA/PA Nursing Home), 10.125s, 2019                                         1,908         1,755,360
  Colorado Health Facilities Authority Rev. (Gericare/
    Denver), 10.5s, 2019**                                                       5,000         3,443,750
  Connecticut Health & Educational Facilities (Johnson
    Evergreen), 8.5s, 2014                                                       1,350         1,475,024
  Denver, CO, Health & Hospital Rev., 5.375s, 2018                               3,700         3,670,178
  Denver, CO, Health & Hospital Rev., 5.375s, 2028                               5,000         4,916,100
  District of Columbia, Hospital Rev. (Hospital for
    Sick Children), 8.875s, 2021                                                   945         1,028,869
  Fairfax, Fauquier & Loudoun Counties, VA, Health
    Center Commission, Nursing Home Rev., 9s, 2020                               1,840         1,996,547
  Grand Junction, CO, Hospital Rev. (Community Hospital), 6.9s, 2017             2,900         3,032,327
  Hobbs County, NM, Health Facilities Rev. (Nemecal
    Associates), 9.625s, 2014                                                    1,640         1,739,925
  Illinois Health Facilities Authority Rev. (Centegra
    Health Systems), 5.25s, 2018                                                 1,500         1,477,920
  Iowa Finance Authority, Health Care Facilities Rev
    (Care Initiatives), 5.75s, 2018                                              1,200         1,198,968
  Jacksonville, FL, Health Facilities Authority
    (National Benevolent), 7s, 2022                                              1,000         1,101,970
  Jacksonville, FL, Industrial Development Rev
    (Beverly Enterprises), 9.75s, 2011                                             910           975,675
  Jefferson County, KY, Health Facilities Rev. (Beverly
    Enterprises), 10.125s, 2008                                                  2,045         2,166,984
  Kansas City, MO, Industrial Development Authority
    (Bishop Spencer Place, Inc.), 8s, 2024                                       7,720         8,476,251
  Kansas City, MO, Industrial Development Authority
    (Kingswood), 9s, 2013                                                        5,250         6,000,645
  Lee County, FL, Industrial Development Authority
    (Beverly Enterprises), 10s, 2010                                               870           969,624
  Louisiana Public Facilities Authority (Southwest
    Medical Center), 11s, 2006                                                   1,300           349,248
  Lufkin, TX, Health Facilities Development Corp.
    (Memorial Health System of East Texas), 5.7s, 2028                           2,800         2,803,472
  Luzerne County, PA, Industrial Development Authority
    (Beverly Enterprises), 10.125s, 2008                                         1,225         1,320,391
  Martin County, FL, Industrial Development Authority
    (Beverly Enterprises), 9.8s, 2010                                            2,650         2,846,232
  Massachusetts Health & Education Facilities Authority
    (St. Memorial Medical Center), 6s, 2023                                     13,530        13,533,788
  Massachusetts Health & Education Facilities Authority Rev
    (St. Anne's Hospital), 9.375s, 2014                                          5,000         4,974,400
  Massachusetts Industrial Finance Agency, 9.25s, 2009                           3,745         3,859,410
  Massachusetts Industrial Finance Agency (GF Revere), 8.875s, 2025              7,710         8,920,855
  Massachusetts Industrial Finance Agency (Martha's
    Vineyard Long-Term Care Facility), 9.25s, 2022**(+)                          3,410           900,240
  Massachusetts Industrial Finance Agency (Metropolitan
    Health Foundation, Inc.), 6.75s, 2027                                        5,830         6,072,819
  Michigan Hospital Finance Authority Rev. (Genesys
    Regional Medical), 5.375s, 2013                                              1,350         1,352,133
  Michigan Hospital Finance Authority Rev. (Genesys
    Regional Medical), 5.5s, 2018                                                9,000         8,984,700
  Michigan Hospital Finance Authority Rev. (Genesys
    Regional Medical), 5.5s, 2027                                                4,000         3,961,920
  Michigan Strategic Fund Ltd., Obligation Rev. (River
    Valley Recovery Center), 12.875s, 2015                                       1,007         1,027,184
  Millbrae, CA, Residential Facility (Magnolia Of Millbrae),
    7.375s, 2027                                                                 3,000         3,115,200
  Montgomery County, PA, Higher Education & Health
    Authority Rev. (AHF/Montgomery), 10.5s, 2020                                 2,460         2,611,536
  Nebraska Investment Finance Authority (Centennial
    Park), 10.5s, 2016                                                           2,200         2,239,248
  New Hampshire Higher Educational & Health Facilities
    Authority Rev. (Littleton Hospital Assn.), 5.9s, 2018                        1,500         1,517,655
  New Hampshire Industrial Development Authority (Tall
    Pines), 11.25s, 2016                                                         2,200         2,311,628
  New Jersey Economic Development Authority (Burnt
    Tavern Convalescent Center), 9s, 2013                                        1,700         1,883,889
  New Jersey Economic Development Authority (Courthouse
    Convalescent Center), 8.7s, 2014                                             1,350         1,450,211
  New Jersey Economic Development Authority (Geriatric
    & Medical Services), 9.625s, 2004                                              380           419,368
  New Jersey Economic Development Authority (Geriatric
    & Medical Services), 9.625s, 2022                                            1,350         1,483,907
  New Jersey Economic Development Authority (Gerimed), 10.5s, 2020               3,000         3,173,880
  New Jersey Economic Development Authority (Greenwood
    Health Care), 9.75s, 2011                                                    2,935         3,113,213
  New Jersey Economic Development Authority (Wanaque
    Convalescent Center), 8.5s, 2009                                               700           771,820
  New Jersey Economic Development Authority (Wanaque
    Convalescent Center), 8.6s, 2011                                             1,000         1,105,980
  New Jersey Health Care Facilities Financing Authority
    (Cherry Hill), 8s, 2027                                                      4,000         4,381,440
  North Carolina Medical Care Commission, Hospital Rev
    (Duke University Hospital), 5.25s, 2026                                      5,000         4,986,050
  North Carolina Medical Care Commission, Hospital Rev
    (Valdese General), 8.75s, 2016                                               1,865         2,094,451
  North Central, TX, Health Facilities Development
    Corp. (Baylor University Medical Center), 9.867s, 2016(++)                   4,300         5,095,801
  Ohio County, WV County Commission Health System (Ohio
    Valley Medical Center), 5.75s, 2013                                          5,000         4,969,750
  Okaloosa County, FL, Retirement Rental Housing Rev
    (Beverly Enterprises), 10.75s, 2003                                          2,530         2,598,943
  Osceola County, FL, Industrial Development Rev.,
    Community Provider Pooled Loan, 7.75s, 2017                                  2,700         2,858,247
  Portsmouth, VA, Industrial Development Authority
    (Beverly Enterprises), 10s, 2011                                             1,875         2,108,081
  Reedley, CA, Certificates of Participation (Mennonite
    Home), 7.5s, 2026                                                            5,500         5,802,170
  Rochester, MN, Health Care Facilities Rev. (Mayo
    Medical Foundation), 7.999s, 2021(++)                                        2,000         2,146,520
  San Francisco, CA, City & County (Coventry Park), 8.5s, 2026                   9,435        10,362,460
  Santa Fe, NM, Industrial Development Rev. (Casa Real
    Nursing Home), 9.75s, 2013                                                   1,825         1,985,892
  Seminole County, FL, Industrial Development Authority
    (Friendly Village), 10s, 2011                                                  830           840,981
  Sierra View, CA, Local Health Care District, 5.4s, 2022                        4,000         3,899,480
  Springfield, TN, Health & Educational Facilities
    (Northcrest Medical Center), 5.25s, 2018                                     5,000         4,866,900
  Springfield, TN, Health & Educational Facilities
    (Northcrest Medical Center), 5.375s, 2024                                    5,000         4,901,000
  St. Charles County, MO, Industrial Development
    Authority (Garden View Care Center), 10s, 2016                               1,710         1,736,762
  St. Petersburg, FL, Health Facilities Rev. (Swanholm
    Nursing), 10s, 2022                                                          1,450         1,305,000
  Suffolk County, NY, Industrial Development Agency
    (APPLE), 9.75s, 2015**                                                       3,680         1,656,000
  Vincennes, IN, Economic Development Authority (Lodge
    of the Wabash), 12.5s, 2015                                                  1,980         1,940,400
  Waterford Township, MI, Economic Development Rev
    (Canterbury Health Care), 8.375s, 2023                                       3,100         2,945,000
  Westerville, OH, Industrial Development Rev. (1st
    Mortgage Health Care), 10s, 2008                                               495           500,999
  Wilkins Area, PA, Industrial Development Authority
    (Beverly Enterprises), 10s, 2011                                             1,000         1,129,790
  Wilkinsburg, PA, Municipal Authority Health
    (Monroeville Christian), 8.25s, 2027                                         7,100         7,730,764
  Yonkers, NY, Industrial Development Agency (St
    Joseph Hospital), 6.15s, 2015                                                2,000         2,002,100
                                                                                          --------------
                                                                                          $  240,313,556
--------------------------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 14.6%
  Baltimore County, MD, Pollution Control (Bethelehem
    Steel), 7.55s, 2017                                                       $  1,850    $    2,072,703
  Burns Habor, IN, Solid Waste Disposal Facilities Rev
    (Bethlehem Steel), 8s, 2024                                                 10,455        11,804,427
  Butler, AL, Industrial Developement Board, Solid
    Waste Rev. (James River), 8s, 2028                                           4,500         5,170,185
  Cambria County, PA, Industrial Development Authority
    (Beverly Enterprises), 7.5s, 2015                                            4,390         4,858,720
  Courtland, AL, Industrial Development Board, Solid
    Waste Disposal Rev. (Champion International Corp.),
    6.375s, 2029                                                                 2,500         2,668,175
  Dayton, OH, Special Facilities Rev. (Emery Air Freight), 12.5s, 2009             950           991,107
  DeQueen, AR, Industrial Development Board
    (Weyerhaeuser Co.), 9s, 2006                                                 1,000         1,003,800
  Eastern Band of Cherokee Indian Community, NC
    (Carolina Mirror Co.), 10.25s, 2009+                                         2,885         2,903,204
  Eastern Band of Cherokee Indian Community, NC
    (Carolina Mirror Co.), 11s, 2012+                                              950           955,947
  Florence County, SC, Industrial Development Rev
    (Stone Container Corp.), 7.375s, 2007                                        3,315         3,592,267
  Gulf Coast Waste Disposal Authority, TX (USX Corp.), 5.5s, 2017                3,000         3,024,240
  Gulf Coast Waste Disposal Authority, TX (Valero
    Energy Corp.), 5.6s, 2032                                                    2,000         1,991,300
  Hardeman County, TN (Correctional Facilities Corp.), 7.75s, 2017               6,500         7,249,905
  Hernando County, FL, Water & Sewer Rev. (Florida
    Crushed Stone), 8.5s, 2014                                                   8,555         9,925,853
  Hodge Village, LA, Utilities Rev. (Stone Container), 9s, 2010                  6,800         7,293,136
  Illinois Development Finance Authority, Economic
    Development Rev. (Latin School of Chicago), 5.6s, 2018                         850           849,958
  Illinois Development Finance Authority, Economic
    Development Rev. (Latin School of Chicago), 5.65s, 2028                      1,730         1,729,913
  Indiana Development Finance Authority, 7.25s, 2011                            10,000        11,065,700
  Indiana Development Finance Authority Rev. (Inland
    Steel), 5.75s, 2011                                                          3,000         3,081,660
  Lawrenceburg, TN, Industrial Development Board
    (Tridon, Inc.), 9.875s, 2006                                                 2,300         2,436,643
  Maine Finance Authority (Bowater), 7.75s, 2022                                 8,500         9,480,730
  Massachusetts Port Authority Rev., Special Facilities
    (Bosfuel), MBIA, 5.75s, 2039                                                 5,000         5,190,600
  Mesa County, CO (Joy Technologies), 8.5s, 2006                                 1,350         1,519,641
  New Hampshire Business Authority, Sewer & Solid Waste
    Disposal (Crown Paper), 7.875s, 2026                                         5,000         5,794,750
  New Jersey Economic Development Authority (Holt
    Hauling & Warehousing), 8.4s, 2015                                           4,000         4,325,920
  New Jersey Economic Development Authority (Holt
    Hauling & Warehousing), 8.6s, 2017                                           8,000         8,700,480
  Ohio Solid Waste Rev. (CSC Limited), 8.5s, 2022                                4,500         4,735,305
  Ohio Solid Waste Rev. (Republic Engineered Steels), 8.25s, 2014                7,000         7,511,910
  Owyhee County, ID, Industrial Development Rev., 8.25s, 2002                    4,000         4,272,520
  Perry County, KY, Solid Waste Disposal Resources (TJ
    International), 7s, 2024                                                    11,000        11,967,230
  Phenix City, AL, Industrial Development Board,
    Environmental Improvement Rev. (Mead Coated Board), 5.3s, 2027               5,000         4,892,300
  Philadelphia, PA, Industrial Development Authority Rev., 7.75s, 2017           2,000         2,229,960
  Port Corpus Christi, TX, Industrial Development Corp.
    Rev. (Valero Energy Corp.), 5.4s, 2018                                       2,400         2,396,808
  Port of New Orleans, LA (Avondale Industries), 8.5s, 2014                     22,440        25,808,917
  Port of New Orleans, LA (Continental Grain Co.), 7.5s, 2013                    2,000         2,206,360
  Power County, ID, Pollution Control Rev. (FMC Corp.), 5.625s, 2014             1,000         1,024,930
  Riverdale, IL, Enviromental Improvement Rev. (Acme
    Metals), 7.9s, 2024                                                          2,500         2,680,250
  Savannah, GA, Economic Development Authority,
    Industrial Development Rev. ( Hershey Foods Corp.), 7.4s, 2026               7,500         8,345,175
  Spokane County, WA, Industrial Development Corp.
    (Kaiser Aluminum & Chemical Corp.), 7.6s, 2027                               3,700         4,199,611
  Sweetwater County, WY, Solid Waste Disposal Rev., 6.9s, 2024                   3,000         3,291,120
  Tooele County, UT, Pollution Control Rev., 7.55s, 2027                         5,000         5,582,200
                                                                                          --------------
                                                                                          $  210,825,560
--------------------------------------------------------------------------------------------------------
Insured Health Care Revenue - 1.9%
  Chester County, PA, Health & Education Facilities
    Authority (Jefferson Health Systems), AMBAC, 5.25, 2022                   $  5,000    $    4,993,300
  Illinois Health Facilities Authority Rev. (Sisters of
    Mercy), MBIA, 9.417s, 2015(++)                                               5,200         6,201,832
  Montana Health Facility Authority (Deaconess
    Hospital), AMBAC, RIBS, 9.246s, 2016(++)                                     4,000         4,542,120
  North Central, TX, Health Facilities Development
    Corp. (Presbyterian Hospital), MBIA, 9.395s, 2021 (++)                       4,000         4,671,280
  Philadelphia, PA, Hospital & Higher Education
    Facilities Authority Rev., FGIC, 6.449s, 2012(++)                            2,000         2,070,260
  Salt Lake City, UT, Hospital Rev. (Intermountain
    Health Care), AMBAC, 9.566s, 2020(++)                                        1,250         1,445,150
  Tyler, TX, Health Facilities Development Corp. (East
    Texas Medical Center), MBIA, 5.6s, 2027                                      3,000         3,107,490
                                                                                          --------------
                                                                                          $   27,031,432
--------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.0%
  Alexandria, VA, Redevelopment & Housing Finance
    Authority (Jefferson Village Apartments), 9s, 2018                        $  2,000    $    2,074,600
  Austin, TX, Housing Finance Corp. (Woodland Heights
    Apartments), 7.25s, 2027                                                     4,000         4,599,840
  California Statewide Community, Development Authority
    (Irvine Apartments), 5.25s, 2025                                             3,500         3,522,050
  Dallas, TX, Housing Finance Corp., 8.5s, 2011                                  3,130         3,295,452
  Florida Multi-Family Housing Finance Agency Rev
    (Center Court Apartments), 8.5s, 2018                                        1,775         1,856,224
  Maplewood, RI, Housing Development Corp. (Terrace
    Apartments), 6.9s, 2025                                                      4,005         4,256,314
  Maryland Community Development Administration, 0s, 2032                       11,550           871,447
  Memphis, TN, Health, Education & Housing Facilities
    Board (Wesley Highland Terrace), 8.25s, 2015++                               6,300         5,355,000
  Texas Housing & Community Board (Harbors & Plumtree), 10s, 2026                1,765         1,813,838
  Virginia Housing & Development Authority, 0s, 2017                             6,530         1,188,525
                                                                                          --------------
                                                                                          $   28,833,290
--------------------------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 0.5%
  Black Hawk, CO, Device Tax Rev., 5.625s, 2021                               $  1,250    $    1,223,987
  Denver, CO, Urban Renewal Tax (Downtown Denver), 8.5s, 2013                    1,340         1,394,967
  Denver, CO, Urban Renewal Tax (Downtown Denver), 7.25s, 2017                   1,250         1,348,600
  Denver, CO, Urban Renewal Tax (Musicland), 8.5s, 2017                            950           988,969
  Virgin Islands Public Finance Authority, 6s, 2006                                500           525,305
  Virgin Islands Public Finance Authority, 5.875s, 2018                          1,500         1,550,070
                                                                                          --------------
                                                                                          $    7,031,898
--------------------------------------------------------------------------------------------------------
Single Family Housing Revenue - 6.2%
  Arkansas Housing Development Agency, Residential
    Mortgage Rev., 0s, 2015                                                   $  5,525    $      921,460
  California Housing Finance Authority Rev., 7.4s, 2026                          6,940         7,403,523
  California Housing Finance Authority Rev., FHA, 0s, 2023                       6,400           943,360
  California Rural Home Mortgage Finance Authority, 5.75s, 2029                  1,500         1,637,325
  Chicago, IL, Capital Appreciation, Single Family
    Mortgage Rev., FGIC, 0s, 2017                                                6,830           865,634
  Colorado Housing Finance Authority, 8s, 2016                                   3,000         3,002,610
  Colorado Housing Finance Authority, 6.55s, 2025                                1,000         1,101,020
  Connecticut Housing Finance Authority, 5.85s, 2028                             4,125         4,241,408
  Cook County, IL (Markham), 0s, 2015                                            2,245           358,571
  Corpus Christi, TX, Housing Finance Corp., MBIA, 0s, 2011                      3,395           964,825
  Delaware Single Family Housing Authority Rev., 6.75s, 2024                     2,660         2,856,095
  Denver, CO, City & County Single Family Mortgage Rev., 0s, 2015                  445            68,130
  East Baton Rouge, LA, Capital Appreciation Rev., MBIA, 0s, 2010                8,715         2,349,477
  El Paso, TX, Housing Finance Corp., Single Family
    Mortgage Rev., 8.75s, 2011                                                     665           716,338
  Florida Housing Finance Agency Rev., 0s, 2016                                  8,825         1,473,157
  Georgia Housing & Finance Authority Rev., FHA, 0s, 2031                       69,410         6,303,816
  Harris County, TX, Housing Finance Corp., 9.875s, 2014                           555           557,392
  Hawaii Housing Finance & Development Corp., 5.75s, 2030                        5,000         5,113,450
  Jefferson County, CO, Single Family Mortgage Rev.,
    MBIA, 8.875s, 2013                                                             255           271,455
  Jefferson County, TX, Housing Finance Corp., Single
    Family Mortgage Rev., MBIA, 0s, 2015                                         3,480           551,197
  Maryland Community Development Administration, 6s, 2039                        3,500         3,656,520
  Mississippi Home Corp., Single Family Senior Housing
    Rev., FGIC, 9.25s, 2012                                                        182           194,234
  Nebraska Investment Finance Authority Housing Rev., 6.3s, 2028                 2,485         2,647,121
  Nevada Housing Division, Single Family Mortgage Rev., 0s, 2015                 1,065           197,180
  New Castle County, DE, Single Family Mortgage Rev., FGIC, 0s, 2016               845           138,867
  New Mexico Mortgage Finance Authority, Single Family
    Mortgage Rev., 6.9s, 2024                                                    2,735         2,905,035
  North Carolina Housing Finance Agency, 5.85s, 2028                             9,110         9,391,499
  North Dakota Housing Finance Agency, Single Family
    Mortgage Rev., 8.3s, 2012                                                      330           343,084
  North Dakota Housing Finance Agency, Single Family
    Mortgage Rev., 6.8s, 2023                                                      895           948,369
  North Dakota Housing Finance Agency, Single Family
    Mortgage Rev., 5.9s, 2029                                                    2,295         2,374,017
  Ohio Housing Finance Agency, Single Family Mortgage
    Rev., GNMA, RIBS, 9.821s, 2031(++)                                           1,350         1,521,666
  Oklahoma Housing Finance Agency, 5.375s, 2020                                  2,000         2,000,000
  Reno County, KS, Single Family Mortgage Rev., AMBAC, 0s, 2014                  3,075           498,765
  Sedgwick & Shawnee Counties, KS, 5.5s, 2022                                    5,000         5,441,250
  South Dakota Housing Development Authority, 5.8s, 2028                         5,000         5,152,500
  Texas Housing & Development Agency, Residential
    Mortgage Rev., 8.4s, 2020                                                    1,585         1,657,118
  Vermont Housing Finance Agency, 8.1s, 2022                                     1,510         1,561,793
  Wisconsin Housing & Economic Development Authority, 0s, 2016                   1,655           275,442
  Wisconsin Housing & Economic Development Authority,
    RIBS, 10.077s, 2022(++)                                                      1,770         1,989,232
  Wyoming Community Development Authority, 5.85s, 2028                           4,980         5,143,045
                                                                                          --------------
                                                                                          $   89,736,980
--------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.3%
  Effingham County, GA, Development Authority (Fort
    James), 5.625s, 2018                                                      $  5,000    $    5,000,000
--------------------------------------------------------------------------------------------------------
Special Assessment District - 0.1%
  Indianapolis, IN, Public Improvement Bond Rev., 6.5s, 2022                  $  2,000    $    2,004,320
--------------------------------------------------------------------------------------------------------
Student Loan Revenue - 1.0%
  Arizona Student Loan Acquisition Authority,"C", 7.625s, 2010                $  4,610    $    5,147,711
  Arizona Student Loan Acquisition Authority,"D", 7.25s, 2010                    2,970         3,163,822
  Education Loans, Inc., SD, 5.6s, 2020                                          2,700         2,698,677
  Pennsylvania Higher Education Assistance Agency,
    AMBAC, 8.346s, 2022(++)                                                      2,700         3,057,993
                                                                                          --------------
                                                                                          $   14,068,203
--------------------------------------------------------------------------------------------------------
Turnpike Revenue - 8.5%
  Florida Mid-Bay Bridge Authority Rev., 8.5s, 2022                           $  2,500    $    2,825,850
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s to 2005, 7.15s to 2013                                    5,000         3,914,900
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2018                                                    44,190        15,627,793
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2021                                                    25,000         7,446,500
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2022                                                    30,835         8,700,712
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2023                                                     5,765         1,541,042
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2024                                                    72,045        18,243,235
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2030                                                    22,935         4,195,729
  Massachusetts Turnpike Authority, Metropolitan
    Highway System Rev., MBIA, 0s, 2021                                          9,500         2,969,415
  Massachusetts Turnpike Authority, Metropolitan
    Highway System Rev., MBIA, 0s, 2024                                         19,500         5,176,665
  Massachusetts Turnpike Authority, Metropolitan
    Highway System Rev., MBIA, 5s, 2027                                         10,000         9,663,000
  Metropolitan Transportation Authority, NY,
    Transportation Facility Rev., 5.25s, 2017                                    5,000         4,969,750
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2011                         2,700         1,281,825
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2012                         2,100           965,076
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2012                         1,700           788,766
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2013                         7,000         3,021,340
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2014                         6,600         2,672,934
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2015                         7,250         2,729,480
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2016                         2,000           704,760
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., MBIA, 5.25s, 2030                                   15,200        15,192,552
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., MBIA, 0s, 2031                                      24,000         4,380,720
  Telluride, CO, Gondola Transit Co., 11.5s, 2012                                  975         1,551,157
  Telluride, CO, Gondola Transit Co., 9s, 2016                                   2,465         2,892,406
  West Virginia Parkways, Economic Development &
    Tourism Authority, FGIC, RIBS, 7.577s, 2019(++)                              1,200         1,324,236
                                                                                          --------------
                                                                                          $  122,779,843
--------------------------------------------------------------------------------------------------------
Universities - 1.5%
  Islip, NY, Community Development Agency Rev. (New
    York Institute of Technology), 7.5s, 2026                                 $  6,000    $    6,594,840
  Massachusetts Industrial Finance Agency (Curry College), 8s, 2014              1,420         1,532,265
  Massachusetts Industrial Finance Agency (Emerson
    College), 8.9s, 2018                                                         3,000         3,280,710
  New Hampshire Higher Educational & Health Facilities
    (Franklin Pierce Law Center), 5.5s, 2018                                     1,200         1,192,740
  New York Dormitory Authority Rev. (City University), 5s, 2018                 10,000         9,632,600
                                                                                          --------------
                                                                                          $   22,233,155
--------------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 1.1%
  Detroit, MI, Sewage Disposal Rev., FGIC, 7.618s, 2023(++)                   $  2,000    $    2,149,380
  Harrisburg, PA, Authority Water Rev., FGIC, 7.72s, 2015(++)                    2,000         2,255,980
  New York City, NY, Municipal Water Finance Authority, 5.75s, 2029              8,590         9,068,549
  New York City, NY, Municipal Water Finance Authority,
    FSA, 5.375s, 2026                                                            2,500         2,520,375
                                                                                          --------------
                                                                                          $   15,994,284
--------------------------------------------------------------------------------------------------------
Other - 2.5%
  Brush, CO, Industrial Development Rev. (Training
    Centers International), 9.5s, 2015**                                      $  8,822    $    6,792,940
  Colorado River, TX, Municipal Water District, 6.25s, 2004                      3,000         3,007,440
  Danville, VA, Industrial Development Authority Rev
    (Piedmont Mall), 8s, 2017                                                    8,280         8,825,735
  District of Columbia (National Public Radio), 7.7s, 2023                       3,500         3,832,185
  Harris County, TX, Cultural Education Facility (Space
    Center Houston), 9.25s, 2023                                                    70            73,303
  Martha's Vineyard, MA, Land Bank (Land Acquisition), 8.125s, 2011              2,600         2,810,730
  Massachusetts Health & Education Facilities Authority
    (Learning Center for Deaf Children), 9.25s, 2014                               800           844,808
  Massachusetts Industrial Finance Agency (Brandon
    Residential Treatment), 8.75s, 2024                                          5,225         5,917,521
  Southeast Wisconsin Professional Baseball,
    Certificates of Participation, MBIA, 0s, 2014                                1,000           436,740
  Southeast Wisconsin Professional Baseball,
    Certificates of Participation, MBIA, 0s, 2015                                1,000           413,080
  Southeast Wisconsin Professional Baseball,
    Certificates of Participation, MBIA, 0s, 2017                                1,000           369,570
  St. Louis County, MO, Industrial Development
    Authority (Eagle Golf Enterprises), 10s, 2005                                2,200         2,423,322
  St. Louis County, MO, Industrial Development
    Authority (Kiel Center Arena), 7.875s, 2024                                  1,000         1,100,210
                                                                                          --------------
                                                                                          $   36,847,584
--------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,298,084,953)                                   $1,426,227,520
--------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.5%
--------------------------------------------------------------------------------------------------------
  Bartow County, GA, Development Authority, Pollution
    Control Rev. (Georgia Power Co.), due 03/01/24                            $  1,700    $    1,700,000
  Burke County, GA, Development Authority Pollution
    Rev. (Georgia Power Co.), due 04/01/25                                         200           200,000
  East Baton Rouge, LA, Pollution Control Rev. (Exxon
    Corp.), due 11/01/19                                                         1,000         1,000,000
  East Baton Rouge, LA, Pollution Control Rev. (Exxon
    Corp.), due 03/01/22                                                           200           200,000
  Harris County, TX, Industrial Development Corp.,
    Pollution Control Rev. (Exxon Corp.), due 03/01/24                             900           900,000
  Jackson County, MS, Pollution Control Rev. (Chevron
    USA, Inc.), due 12/01/16                                                       600           600,000
  Lincoln County, WY, Pollution Control Rev. (Exxon Corp.),
    due 11/01/14                                                                 1,300         1,300,000
  Lincoln County, WY, Pollution Control Rev. (Exxon Corp.),
    due 11/01/14                                                                   600           600,000
  Lincoln County, WY, Pollution Control Rev. (Exxon Corp.),
    due 07/01/17                                                                   100           100,000
  Massachusetts Water Resources Authority, due 04/01/28                          9,300         9,300,000
  New York City, NY, due 02/01/20                                                  100           100,000
  New York City, NY, due 08/15/23                                                  100           100,000
  New York City Municipal Water Finance Authority, due 06/15/22                    600           600,000
  Putnam County, GA, Pollution Control Rev. (Georgia
    Power Co.), due 06/01/23                                                       200           200,000
  St. Charles Parish, LA, Pollution Control Rev. (Shell
    Oil Co.), due 10/01/22                                                       2,500         2,500,000
  State of Oregon, due 12/01/19                                                    700           700,000
  Uinta County, WY, Pollution Control Rev. (Chevron
    USA, Inc.), due 08/15/20                                                     1,500         1,500,000
--------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Amortized Cost and Value                             $   21,600,000
--------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,319,684,953)                                       $1,447,827,520
Other Assets, Less Liabilities                                                                  (183,811)
--------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                       $1,447,643,709
--------------------------------------------------------------------------------------------------------
  ** Non-income producing security-in default.
   + Restricted security.
  ++ Security accruing partial interest-in default.
 (+) Security valued by or at the direction of the Trustees.
(++) Inverse floating rate security.

See notes to financial statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities (Unaudited)
--------------------------------------------------------------------------------
JULY 31, 1998
------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $1,319,684,953)        $1,447,827,520
  Cash                                                                   17,564
  Receivable for investments sold                                     4,027,095
  Receivable for Fund shares sold                                     6,541,421
  Interest receivable                                                19,184,348
  Other assets                                                            8,794
                                                                 --------------
    Total assets                                                 $1,477,606,742
                                                                 --------------
Liabilities:
  Distributions payable                                          $    4,291,534
  Payable for investments purchased                                  16,282,577
  Payable for Fund shares reacquired                                  5,807,749
  Payable to affiliates -
    Management fee                                                       24,305
    Shareholder servicing agent fee                                       4,479
    Distribution and service fee                                        134,722
    Administrative fee                                                      566
  Accrued expenses and other liabilities                              3,417,101
                                                                 --------------
      Total liabilities                                          $   29,963,033
                                                                 --------------
Net assets                                                       $1,447,643,709
                                                                 ==============
Net assets consist of:
  Paid-in capital                                                $1,493,756,973
  Unrealized appreciation on investments                            128,142,567
  Accumulated net realized loss on investments                     (174,897,760)
  Accumulated undistributed net investment income                       641,929
                                                                 --------------
      Total                                                      $1,447,643,709
                                                                 ==============
Shares of beneficial interest outstanding                          161,067,887
                                                                   ===========
Class A shares:
  Net asset value per share
    (net assets of $1,134,168,421 / 126,214,400 shares of
     beneficial interest outstanding)                                 $8.99
                                                                      =====
  Offering price per share (100 / 95.25)                              $9.44
                                                                      =====
Class B shares:
  Net asset value and offering price per share
    (net assets of $313,475,288 / 34,853,487 shares of
     beneficial interest outstanding)                                 $8.99
                                                                      =====

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements

Statement of Operations (Unaudited)
--------------------------------------------------------------------------------
SIX MONTHS ENDED JULY 31, 1998
--------------------------------------------------------------------------------
Net investment income:
  Interest income                                                  $ 46,716,142
                                                                   ------------
  Expenses -
    Management fee                                                 $  4,291,868
    Trustees' compensation                                               39,751
    Shareholder servicing agent fee                                     782,074
    Distribution and service fee (Class B)                            1,260,324
    Administrative fee                                                   99,029
    Custodian fee                                                       168,822
    Printing                                                             47,226
    Postage                                                              52,074
    Auditing fees                                                        21,250
    Legal fees                                                           19,733
    Miscellaneous                                                       301,770
                                                                   ------------
      Total expenses                                               $  7,083,921
    Fees paid indirectly                                               (149,593)
                                                                   ------------
      Net expenses                                                 $  6,934,328
                                                                   ------------
        Net investment income                                      $ 39,781,814
                                                                   ------------
Realized and unrealized gain (loss) on investments:
    Realized gain (loss) (identified cost basis) -
      Investment transactions                                      $   (660,268)
      Futures contracts                                                 243,110
                                                                   ------------
        Net realized loss on investments                           $   (417,158)
                                                                   ------------
    Change in unrealized appreciation on investments               $(13,164,988)
                                                                   ------------
      Net realized and unrealized loss on investments              $(13,582,146)
                                                                   ------------
        Increase in net assets from operations                     $ 26,199,668
                                                                   ============

See notes to financial statements

Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED                    YEAR ENDED
                                                             JULY 31, 1998              JANUARY 31, 1998
                                                               (UNAUDITED)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                     $   39,781,814                $   77,180,458
  Net realized loss on investments                                (417,158)                  (43,492,930)
  Net unrealized gain (loss) on investments                    (13,164,988)                   93,915,575
                                                            --------------                --------------
    Increase in net assets from operations                  $   26,199,668                $  127,603,103
                                                            --------------                --------------
Distributions declared to shareholders -
  From net investment income (Class A)                      $  (32,561,937)               $  (67,068,274)
  From net investment income (Class B)                          (7,112,168)                  (10,428,729)
                                                            --------------                --------------
    Total distributions declared to shareholders            $  (39,674,105)               $  (77,497,003)
                                                            --------------                --------------

Net increase in net assets from Fund share
transactions                                                $   89,362,520                $  207,501,009
                                                            --------------                --------------
      Total increase in net assets                          $   75,888,083                $  257,607,109
Net assets:
  At beginning of period                                     1,371,755,626                 1,114,148,517
                                                            --------------                --------------

At end of period (including undistributed net
investment income of $641,929 and $534,220,
respectively)                                               $1,447,643,709                $1,371,755,626
                                                            ==============                ==============

See notes to financial statements

Financial Highlights
------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED JANUARY 31,
                          SIX MONTHS ENDED            ------------------------------------------------------------------------
                             JULY 31, 1998               1998            1997              1996            1995           1994
                               (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
                                   CLASS A
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning
  of period                         $ 9.07             $ 8.73          $ 9.12            $ 8.60          $ 9.38         $ 9.26
                                    ------             ------          ------            ------          ------         ------
Income from investment operations# -
  Net investment income             $ 0.26             $ 0.57          $ 0.61            $ 0.61          $ 0.64         $ 0.77
  Net realized and unrealized
    gain (loss) on investments       (0.08)              0.34           (0.36)             0.59           (0.75)          0.05
                                    ------             ------          ------            ------          ------         ------
    Total from investment
      operations                    $ 0.18             $ 0.91          $ 0.25            $ 1.20          $(0.11)        $ 0.82
                                    ------             ------          ------            ------          ------         ------
Less distributions declared to
  shareholders from net investment
  income                            $(0.26)            $(0.57)         $(0.64)           $(0.68)         $(0.67)        $(0.70)
                                    ------             ------          ------            ------          ------         ------
Net asset value - end of period     $ 8.99             $ 9.07          $ 8.73            $ 9.12          $ 8.60         $ 9.38
                                    ======             ======          ======            ======          ======         ======
Total return(+)                      2.06%++           10.81%           2.87%            13.92%         (1.04)%          9.19%
Ratios (to average net assets)/Supplemental data:
  Expenses##                         0.84%+             0.89%           0.93%             0.93%           1.04%          1.10%
  Net investment income              5.92%+             6.42%           6.96%             6.83%           7.27%          7.15%
Portfolio turnover                      4%                19%             17%               20%             32%            18%
Net assets at end of period
 (000 omitted)                  $1,134,168         $1,107,181        $988,178        $1,009,031        $920,043       $809,957

  + Annualized.
 ++ Not annualized.
  # Per share data for the periods subsequent to January 31, 1995, are based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED JANUARY 31,                                1993              1992             1991            1990            1989
-----------------------------------------------------------------------------------------------------------------------------
                                                   CLASS A
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period               $ 9.22            $ 9.09           $ 9.45          $ 9.55          $ 9.68
                                                    ------            ------           ------          ------          ------
Income from investment operations -
  Net investment income                             $ 0.73            $ 0.73           $ 0.74          $ 0.85          $ 0.88
  Net realized and unrealized gain (loss) on
    investments                                       0.06              0.17            (0.32)          (0.09)          (0.12)
                                                    ------            ------           ------          ------          ------
    Total from investment operations                $ 0.79            $ 0.90           $ 0.42          $ 0.76          $ 0.76
                                                    ------            ------           ------          ------          ------
Less distributions declared to shareholders -
  From net investment income                        $(0.75)           $(0.77)          $(0.78)         $(0.81)         $(0.82)
  From net realized gain on investments               --                --               --             (0.04)          (0.07)
  From paid-in capital                                --                --               --             (0.01)           --
                                                    ------            ------           ------          ------          ------
    Total distributions declared to shareholders    $(0.75)           $(0.77)          $(0.78)         $(0.86)         $(0.89)
                                                    ------            ------           ------          ------          ------
Net asset value - end of period                     $ 9.26            $ 9.22           $ 9.09          $ 9.45          $ 9.55
                                                    ======            ======           ======          ======          ======
Total return(+)                                      9.02%            10.34%            4.65%           8.24%           8.32%
Ratios (to average net assets)/Supplemental data:
  Expenses                                           1.00%             1.03%            1.05%           1.02%           0.65%
  Net investment income                              7.95%             7.96%            8.17%           8.90%           9.27%
Portfolio turnover                                     10%               21%              41%             21%             23%
Net assets at end of period (000 omitted)         $731,968          $648,043         $638,185        $485,037        $325,044

(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

Financial Highlights - continued
------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED JANUARY 31,
                                SIX MONTHS ENDED        ----------------------------------------------------------------------
                                   JULY 31, 1998             1998            1997           1996            1995        1994**
                                     (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
                                         CLASS B
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period     $ 9.08           $ 8.74          $ 9.12         $ 8.60          $ 9.38        $ 9.40
                                          ------           ------          ------         ------          ------        ------
Income from investment operations# -
  Net investment income(S)                $ 0.22           $ 0.49          $ 0.52         $ 0.52          $ 0.57        $ 0.32
  Net realized and unrealized gain
    (loss) on investments                  (0.09)            0.34           (0.35)          0.59           (0.78)        (0.14)
                                          ------           ------          ------         ------          ------        ------
    Total from investment operations      $ 0.13           $ 0.83          $ 0.17         $ 1.11          $(0.21)       $ 0.18
                                          ------           ------          ------         ------          ------        ------
Less distributions declared to
  shareholders from net investment
  income                                  $(0.22)          $(0.49)         $(0.55)        $(0.59)         $(0.57)       $(0.20)
                                          ------           ------          ------         ------          ------        ------
Net asset value - end of period           $ 8.99           $ 9.08          $ 8.74         $ 9.12          $ 8.60        $ 9.38
                                          ======           ======          ======         ======          ======        ======
Total return                               1.50%++          9.87%           1.96%         12.78%         (2.13)%         1.89%+
Ratios (to average net assets)/
 Supplemental data(S):
  Expenses##                               1.72%+           1.73%           1.86%          1.91%           2.10%         2.04%+
  Net investment income                    5.04%+           5.50%           6.00%          5.84%           6.32%         5.43%+
Portfolio turnover                            4%              19%             17%            20%             32%           18%
Net assets at end of period
  (000 omitted)                         $313,475         $264,575        $125,971        $77,808         $55,675            $1

 ** For the period from the inception of Class B, September 7, 1993, through January 31, 1994.
  + Annualized.
 ++ Not annualized.
  # Per share data for the periods subsequent to January 31, 1995, are based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(S) The distributor voluntarily waived a portion of its distribution fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

    Net investment income                   --             $ 0.49            --             --              --            --
    Ratios (to average net assets):
      Expenses##                            --              1.80%            --             --              --            --
      Net investment income                 --              5.43%            --             --              --            --

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Municipal High Income Fund (the Fund) is a non-diversified series of MFS Series Trust III (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities, and tend to be more sensitive to economic conditions.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts listed on commodities exchanges are reported at market value using closing settlement prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Futures Contracts - The Fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the Fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in contracts on related options for purposes other than hedging may be made when the Fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount is amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The Fund uses the effective interest method for reporting interest income on payment-in-kind (PIK) bonds. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - The Fund's custody fee is calculated as a percentage of the Fund's month end net assets. The fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions to shareholders are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or net realized gains.

At January 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryforward of $169,959,618 which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on January 31, 1999, ($2,433,909), January 31, 2000, ($4,786,449),
January 31, 2001, ($5,199,093), January 31, 2002, ($28,166,887), January 31,
2003, ($27,178,219), January 31, 2004, ($30,637,034), January 31, 2005,
($26,148,057) and January 31, 2006, ($45,409,970).

Multiple Classes of Shares of Beneficial Interest - The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates
Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

BASED ON AVERAGE NET ASSETS                BASED ON GROSS INCOME
----------------------------------------   ------------------------------------
First $1.3 billion                 0.30%   4.75%
In excess of $1.3 billion          0.25%

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $11,271 for the six months ended July 31, 1998.

Administrator - The Fund has an administrative services agreement with MFS to provide the Fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the Fund pays MFS an administrative fee at the following annual percentages of the Fund's average daily net assets:

            First $1 billion                               0.0150%
            Next $1 billion                                0.0125%
            Next $1 billion                                0.0100%
            In excess of $3 billion                        0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $457,620 for the six months ended July 31, 1998, as its portion of the sales charge on sales of Class A shares of the Fund. The Trustees have adopted a distribution plan relating solely to Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B shares. Except in the case of the 0.25% per annum Class B service fee paid by the Fund upon sale of Class B shares in the first year, payment of the Class B service fee will be suspended until such date as the Trustees of the Trust may determine. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $0 for the six months ended July 31, 1998. Fees incurred under the distribution plan during the six months ended July 31, 1998, were 0.88% of average daily net assets attributable to Class B shares on an annualized basis.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended July 31, 1998, were $24,000 and $417,743 for Class A and Class B shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the Fund's average daily net assets at an effective annual rate of 0.1125%.

(4) Portfolio Securities
Purchases and sales of investments, other than short-term obligations, aggregated $146,234,682 and $52,396,058, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $1,319,684,953
                                                               --------------
Gross unrealized appreciation                                  $  139,103,788
Gross unrealized depreciation                                     (10,961,221)
                                                               --------------
    Net unrealized appreciation                                $  128,142,567
                                                               ==============

(5) Shares of Beneficial Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares
                                    SIX MONTHS ENDED JULY 31, 1998           YEAR ENDED JANUARY 31, 1998
                                ----------------------------------    ----------------------------------
                                         SHARES             AMOUNT            SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------
Shares sold                          13,256,336       $119,360,314        25,471,927       $ 224,128,497
Shares issued to shareholders
  in reinvestment of distributions    1,317,310         11,857,873         2,798,867          24,656,251
Shares reacquired                   (10,378,457)       (93,438,158)      (19,400,212)       (171,063,899)
                                    -----------       ------------       -----------       -------------
    Net increase                      4,195,189       $ 37,780,029         8,870,582       $  77,720,849
                                    ===========       ============       ===========       =============

Class B Shares
                                    SIX MONTHS ENDED JULY 31, 1998           YEAR ENDED JANUARY 31, 1998
                                 ---------------------------------    ----------------------------------
                                         SHARES             AMOUNT            SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------
Shares sold                           7,394,910       $ 66,671,118        16,825,264       $ 148,354,869
Shares issued to shareholders
  in reinvestment of
  distributions                         252,976          2,278,620           387,829           3,429,277
Shares reacquired                    (1,926,914)       (17,367,247)       (2,492,160)        (22,003,986)
                                    -----------       ------------       -----------       -------------
    Net increase                      5,720,972       $ 51,582,491        14,720,933       $ 129,780,160
                                    ===========       ============       ===========       =============

(6) Line of Credit
The Fund and other affiliated funds participate in a $805 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the six months ended July 31, 1998, was $1,546.

(7) Restricted Securities
The Fund may invest not more than 15% of its net assets in securities which are subject to legal or contractual restrictions on resale. At July 31, 1998, the Fund owned the following restricted securities (constituting 0.5% of net assets) which may not be publicly sold without registration under the Securities Act of 1933. The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, are valued at fair value as determined in good faith by or at the direction of the Trustees.

                                                    DATE OF         PRINCIPAL
DESCRIPTION                                     ACQUISITION            AMOUNT             COST             VALUE
------------------------------------------------------------------------------------------------------------------
Eastern Band Cherokee Indian Community,
  NC, 10.25s, 2009                                 11/25/86        $2,885,000       $2,964,523        $2,903,204
Eastern Band Cherokee Indian Community,
  NC, 11s, 2012                                     9/19/86           950,000          859,632           955,947
Hannibal, MO, Industrial Development
  Authority, 9.5s, 2022                             3/23/92         3,000,000        2,971,570         3,554,250
                                                                                                      ----------
                                                                                                      $7,413,401
                                                                                                      ==========

MFS(R) MUNICIPAL HIGH INCOME FUND

TRUSTEES                                              CUSTODIAN
Richard B. Bailey* - Private Investor;                State Street Bank and Trust Company
Former Chairman and Director (until 1991),
MFS Investment Management                             INVESTOR INFORMATION
                                                      For MFS stock and bond market outlooks,
Peter G. Harwood - Private Investor                   call toll free: 1-800-637-4458 anytime from
                                                      a touch-tone telephone.
J. Atwood Ives - Chairman and Chief Executive
Officer, Eastern Enterprises (diversified             For information on MFS mutual funds, call your
services company)                                     financial adviser or, for an information kit,
                                                      call toll free: 1-800-637-2929 any business
Lawrence T. Perera - Partner, Hemenway                day from 9 a.m. to 5 p.m. Eastern time (or
& Barnes (attorneys)                                  leave a message anytime).

William J. Poorvu - Adjunct Professor, Harvard        INVESTOR SERVICE
University Graduate School of Business                MFS Service Center, Inc.
Administration                                        P.O. Box 2281
                                                      Boston, MA 02107-9906
Charles W.Schmidt - Private Investor
                                                      For general information, call toll free:
Arnold D. Scott* - Senior Executive                   1-800-225-2606 any business day from
Vice President, Director, and Secretary,              8 a.m. to 8 p.m. Eastern time.
MFS Investment Management
                                                      For service to speech- or hearing-impaired,
Jeffrey L. Shames* - Chairman, Chief                  call toll free: 1-800-637-6576 any business
Executive Officer, and Director,                      day from 9 a.m. to 5 p.m. Eastern time. (To
MFS Investment Management                             use this service, your phone must be equipped
                                                      with a Telecommunications Device for the
Elaine R. Smith - Independent Consultant              Deaf.)

David B. Stone - Chairman and Director,               For share prices, account balances, and
North American Management Corp.                       exchanges, call toll free: 1-800-MFS-TALK
(investment advisers)                                 (1-800-637-8255) anytime from a touch-tone
                                                      telephone.
INVESTMENT ADVISER
Massachusetts Financial Services Company              WORLD WIDE WEB
500 Boylston Street                                   www.mfs.com
Boston, MA 02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

PORTFOLIO MANAGER
Michael Roberge*

TREASURER
W. Thomas London*

ASSISTANT TREASURERS
Mark E. Bradley*
Ellen Moynihan*
James O. Yost*

SECRETARY
Stephen E. Cavan*

ASSISTANT SECRETARY
James R. Bordewick, Jr.*

*Affiliated with the Investment Adviser

                                                               -----------------
MFS(R) MUNICIPAL                                                    Bulk Rate
HIGH INCOME FUND                                                  U.S. Postage
                                                                      Paid
[Logo] M F S(R)                                                       MFS
INVESTMENT MANAGEMENT                                          -----------------
We invented the mutual fund(R)



500 Boylston Street
Boston, MA 02116-3741






(C)1998 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741

                                                          MMH-3 9/98 59M 25/225